5. Debt (Tables) - Quarterly	15 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member
Debt Summary
	2013	2012
Notes payable	$503,203	$739,534
Notes payable - related party	26,108	133,000
Convertible notes	2,194,133	—
Convertible notes - related party	50,000	—
Less: debt discount	(1,925,191)	—
Debt - net	848,253	872,534
Amortization of debt discount	92,304	—
Less: current portion - notes payable	(98,086)	(236,325)
Less: current portion - notes payable - related party	(26,108)	(133,000)
Long term debt - net	$816,362	$503,209

	March 31, 2014	December 31, 2013

	2014	2013
Notes payable	$479,006	$503,203
Notes payable - related party	20,752	26,108
Convertible notes	2,194,133	2,194,133
Convertible notes - related party	50,000	50,000
Less: debt discount	(1,925,191)	(1,925,191)
Debt - net	818,700	848,253
Amortization of debt discount	327,016	92,304
Less: current portion - notes payable	(98,086)	(98,086)
Less: current portion - notes payable - related party	(20,752)	(26,108)
Long term debt - net	$1,026,878	$816,363

Notes Payable
Year Ended December 31
2014	$124,194
2015	2,649,250
Less: unamortized debt discount	(1,832,888)
Less: current maturities	(124,194)
Debt - long term	$816,362

	Third Party	Related Party	Totals
Balance December 31, 2012	$739,534	$133,000	$872,534
Proceeds	160,000	61,655	221,655
Repayments	(116,331)	(35,547)	(151,878)
Conversion of note payable to convertible debt	(180,000)	(50,000)	(230,000)
Conversion of note payable to contributed capital	(100,000)	(83,000)	(183,000)
Balance December 31, 2013	503,203	26,108	529,311
Proceeds	—	—	—
Repayments	(24,197)	(5,356)	(29,553)
Conversion of note payable to convertible debt	—	—	—
Conversion of note payable to contributed capital	—	—	—
Balance March 31, 2014	$479,006	$20,752	$499,758

Derivative Liabilities
	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded - Day 1	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	361,246	50,000	411,246
Add: amortization of debt discount	234,715		234,715
Balance March 31, 2014	$595,961	$50,000	$645,961

Minimum Repayment Obligations
Year Ended December 31
2014	$ 118,838
2015	2,625,053
Less: unamortized debt discount	(1,598,175)
Less: current maturities	(118,838)
Debt - long term	$ 1,026,878